COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Long-Term Debt Obligations	$ 250,000	$ 500,000
Notes payable - current portion	$ 422,851
Notes payable to related party
Capital Leases	$ 165,990	$ 167,713
Operating Lease Obligations	16,805,674	16,797,426
Total	$ 17,545,129	$ 17,465,138
Year 1
Long-Term Debt Obligations
Notes payable - current portion	$ 280,529
Capital Leases	10,993	$ 39,805
Operating Lease Obligations	583,301	1,887,780
Total	$ 874,823	$ 1,927,585
Year 2
Long-Term Debt Obligations
Notes payable - current portion	$ 42,936
Capital Leases	47,046	$ 40,842
Operating Lease Obligations	2,145,105	2,009,821
Total	2,235,087	2,050,663
Year 3
Long-Term Debt Obligations	$ 250,000	250,000
Notes payable - current portion
Capital Leases	$ 47,996	40,724
Operating Lease Obligations	2,160,884	2,028,724
Total	$ 2,458,880	$ 2,569,448
Year 4
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 34,886	$ 26,360
Operating Lease Obligations	2,137,230	2,005,070
Total	$ 2,172,116	$ 2,031,430
Year 5
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 17,287	$ 12,587
Operating Lease Obligations	1,837,408	1,705,248
Total	$ 1,854,695	$ 1,717,835
Thereafter
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 7,782	$ 7,395
Operating Lease Obligations	7,941,746	7,160,782
Total	$ 7,949,528	$ 7,168,177